Commitments and contingencies (Details)	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2012 Investment agreement Voozclub USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee CNY	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee License fee USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee License fee CNY	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee Minimum guarantee USD ($)	Dec. 31, 2012 Agreements for the exclusive license rights to a cartoon style action game Shanghai Taomee Minimum guarantee CNY
Operating lease commitments
Rental expenses under operating leases	$ 2,149,379	$ 1,986,464	$ 1,003,291
Operating lease commitments
2013	2,540,709			15,969,625
2014	2,187,827			13,751,584
2015	1,084,074			6,813,947
Total	5,812,610			36,535,156
Contractual Commitment
Contractual commitment								795,482	5,000,000	795,482	5,000,000
Cost method investment					1,400,000
Ownership Percentage					10.00%
Maximum additional fees if certain milestones are met						$ 1,113,674	7,000,000
Number of existing proceedings that will have a material effect on the entity's cash flows, operating results, or financial condition	0